Federated Hermes MDT Large Cap Value ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Federated Hermes MDT Large Cap Value ETF | Federated Hermes MDT Large Cap Value ETF
Prospectus [Line Items]
Annual Return [Percent]	15.47%